LAND USE RIGHTS, NET (Details Textual) - CNY (¥) ¥ in Thousands	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Amortization of Intangible Assets	¥ 5,944	¥ 6,153	¥ 6,637
Use Rights [Member]
Amortization of Intangible Assets	668	701	¥ 701
Assets Pledged As Collateral [Member]
Amortization of Intangible Assets	¥ 2,177	¥ 5,258